Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Stock Options (Detail)	12 Months Ended
	Oct. 31, 2022 yr $ / shares	Oct. 31, 2021 yr $ / shares
Two thousand and twenty one stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %		0.58%
Expected dividend yield		5.10%
Expected price volatility		19.41%
Expected life of option | yr	6.7	6.8
Weighted-average fair value		$ 4.6
Two thousand and twenty two stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %	1.42%
Expected dividend yield	4.11%
Expected price volatility	17.67%
Weighted-average fair value	$ 7.54